Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

At January 1, 2024	$29,170
Recognized on acquisition of a subsidiary	8,194
At December 31, 2024 and January 1, 2025	37,364
Eliminated on disposal of a subsidiary	(29,170)
Impairment loss recognized	(6,815)
At December 31, 2025	$1,379

Summary of goodwill balance allocated to the CGUs
The carrying amount of goodwill has been allocated to CGUs as follows:

	2025	2024
E-commerce and retail logistics for sports distribution business within the consumer health segment	$1,379	$8,194
Cancer genetic testing services within the diagnostics segment	—	28,319
Sales of medical diagnostics products within the diagnostics segment	—	851
	$1,379	$37,364